Financial instruments-fair values and risk management - Credit risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Credit risk exposure
Cash and cash equivalents	€ 41,095	€ 9,222	€ 3,157	€ 965
Development of impairment losses
Provision for expected credit losses (note 8.2)	752	792	367
Credit risk
Credit risk exposure
Cash and cash equivalents	€ 41,095	9,222
Middle East
Credit risk exposure
Percentage of overdue balances	85.00%
MENA
Credit risk exposure
Number of top diagnostic customers | item	10
Trade receivables and contract assets | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	€ 18,928	€ 12,534
Expected credit loss rate	12.30%	13.00%
Expected credit loss	€ 2,335	€ 1,633
Trade receivables and contract assets | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	10,470	7,766
Trade receivables and contract assets | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	3,311	2,900
Trade receivables and contract assets | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	811	604
Trade receivables and contract assets | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	4,156	1,074
Trade receivables and contract assets | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	180	190
Trade receivables and contract assets | Not past due | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	€ 11,102	€ 6,435
Expected credit loss rate	0.30%	0.10%
Expected credit loss	€ 31	€ 6
Trade receivables and contract assets | Not past due | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	3,956	3,065
Trade receivables and contract assets | Not past due | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	2,476	2,052
Trade receivables and contract assets | Not past due | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	611	415
Trade receivables and contract assets | Not past due | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	3,908	728
Trade receivables and contract assets | Not past due | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	151	175
Trade receivables and contract assets | Past due 1 to 30 day | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	€ 1,113	€ 1,078
Expected credit loss rate	1.00%	0.50%
Expected credit loss	€ 11	€ 5
Trade receivables and contract assets | Past due 1 to 30 day | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	721	401
Trade receivables and contract assets | Past due 1 to 30 day | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	268	356
Trade receivables and contract assets | Past due 1 to 30 day | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	53	81
Trade receivables and contract assets | Past due 1 to 30 day | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	53	230
Trade receivables and contract assets | Past due 1 to 30 day | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	18	10
Trade receivables and contract assets | Past due 31-90 days | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	€ 1,708	€ 1,953
Expected credit loss rate	1.20%	2.00%
Expected credit loss	€ 21	€ 39
Trade receivables and contract assets | Past due 31-90 days | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	1,411	1,560
Trade receivables and contract assets | Past due 31-90 days | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	222	240
Trade receivables and contract assets | Past due 31-90 days | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	42	74
Trade receivables and contract assets | Past due 31-90 days | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	24	79
Trade receivables and contract assets | Past due 31-90 days | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	9
Trade receivables and contract assets | Past due by more than 90 days | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	€ 5,005	€ 3,068
Expected credit loss rate	45.40%	51.60%
Expected credit loss	€ 2,272	€ 1,583
Trade receivables and contract assets | Past due by more than 90 days | Middle East | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	4,382	2,740
Trade receivables and contract assets | Past due by more than 90 days | Europe | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	345	252
Trade receivables and contract assets | Past due by more than 90 days | Latin America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	105	34
Trade receivables and contract assets | Past due by more than 90 days | North America | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	171	37
Trade receivables and contract assets | Past due by more than 90 days | Asia Pacific | Gross carrying amount
Credit risk exposure
Trade receivables and contract assets	2	5
Trade and other receivables | Specific bad debt allowances | Credit risk
Development of impairment losses
As of January 1	1,633	841
Provision for expected credit losses (note 8.2)	752	792
Write-off	(30)
As of December 31	€ 2,355	€ 1,633	€ 841